Merger with Navig8 Product Tankers Inc - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Sep. 01, 2017 USD ($) warrant shares vessel $ / shares	Jun. 14, 2017 USD ($) vessel tanker shares	Sep. 30, 2017 USD ($) shares business_acquisition vessel	Jun. 30, 2017 vessel shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) warrant	May 31, 2017 shares vessel
Disclosure of detailed information about business combination [line items]
Transaction costs relating to Merger					$ 0	$ 272	$ 36,114
Common stock [Member]
Disclosure of detailed information about business combination [line items]
Common stock, shares issued (in shares) | shares					58,202,400	51,397,562
NPTI [Member]
Disclosure of detailed information about business combination [line items]
Common stock, shares issued (in shares) | shares			5,500,000
Liabilities incurred	$ 907,400
Number of business acquisitions | business_acquisition			2
Provisional (Bargain Purchase) Goodwill		$ 5,400
Goodwill recognised as of acquisition date			$ 11,500
Revenue of acquiree since acquisition date							45,300
Net loss of acquiree since acquisition date							18,700
Revenue of combined entity as if combination occurred at beginning of period							594,500
Net loss of combined entity as if combination occurred at beginning of period							193,400
Transaction costs relating to Merger						$ 300	36,100
Number of warrants issued as consideration for termination | warrant	2
NPTI [Member] | Advisory and other professional fees [Member]
Disclosure of detailed information about business combination [line items]
Transaction costs relating to Merger							16,100
NPTI [Member] | Early termination of existing service age [Member]
Disclosure of detailed information about business combination [line items]
Transaction costs relating to Merger							17,700
Transaction costs relating to Merger, settled			$ 6,000
NPTI [Member] | Other costs [Member]
Disclosure of detailed information about business combination [line items]
Transaction costs relating to Merger							$ 2,600
NPTI [Member] | Common stock [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | shares	5,499,999		5,500,000					5,500,000
NPTI [Member] | Warrant [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | warrant	150,000						200,000
Exercise price (in USD per warrant) | $ / shares	$ 0.10					$ 0.10
NPTI [Member] | LR1 [Member]
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | vessel			12					12
NPTI [Member] | LR2 [Member]
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | vessel			15					15
NPTI [Member] | Vessels [member] | LR1 [Member]
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | tanker		4
NPTI Vessel Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred		$ 42,200
NPTI Vessel Acquisition [Member] | Common stock [Member]
Disclosure of detailed information about business combination [line items]
Shares issued upon exercise of warrants (in shares) | shares		22,222		22,222
NPTI Vessel Acquisition [Member] | Vessels [member] | LR1 [Member]
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | vessel		4		4
NPTI September Closing [Member] | Common stock [Member]
Disclosure of detailed information about business combination [line items]
Shares issued upon exercise of warrants (in shares) | shares	127,778
NPTI September Closing [Member] | Warrant [Member]
Disclosure of detailed information about business combination [line items]
Exercise price (in USD per warrant) | $ / shares	$ 0.10
NPTI September Closing [Member] | LR1 [Member]
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | vessel	8
NPTI September Closing [Member] | LR2 [Member]
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | vessel	15
NPTI September Closing [Member] | Vessels [member]
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | vessel	23